Themes Transatlantic Defense ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Consumer Discretionary Products - 0.1%
Smith & Wesson Brands, Inc.	98	$990

Financial Services - 1.9%
FTAI Aviation Ltd.	238	34,282

Industrial Products - 92.0%(a)
AAR Corp. (b)	80	4,902
AeroVironment, Inc. (b)	64	9,849
Airbus SE	575	92,188
Archer Aviation, Inc. - Class A (b)	514	5,012
Astronics Corp. (b)	63	1,005
Axon Enterprise, Inc. (b)	165	98,062
BAE Systems PLC	4,727	67,965
Bodycote PLC	400	3,170
Boeing Co. (b)	534	94,517
Bombardier, Inc. - Class B (b)	199	13,532
BWX Technologies, Inc.	212	23,615
Byrna Technologies, Inc. (b)	105	3,025
Cadre Holdings, Inc.	57	1,841
Chemring Group PLC	575	2,365
Crane Co.	114	17,300
Curtiss-Wright Corp.	86	30,519
Dassault Aviation SA	43	8,784
Ducommun, Inc. (b)	22	1,401
General Dynamics Corp.	267	70,352
HEICO Corp.	94	22,348
Heroux-Devtek, Inc. (b)	92	2,034
Hexcel Corp.	189	11,850
Honeywell International, Inc.	373	84,257
Howmet Aerospace, Inc.	772	84,433
Huntington Ingalls Industries, Inc.	87	16,440
Intuitive Machines, Inc. (b)	329	5,975
Joby Aviation, Inc. (b)	981	7,976
Kongsberg Gruppen ASA	203	22,826
Kratos Defense & Security Solutions, Inc. (b)	344	9,075
L3Harris Technologies, Inc.	329	69,182
Leonardo DRS, Inc. (b)	112	3,619
Leonardo SpA	961	25,812
Loar Holdings, Inc. (b)	42	3,104
Lockheed Martin Corp.	133	64,630
Melrose Industries PLC	2,978	20,646
Mercury Systems, Inc. (b)	121	5,082
Mirion Technologies, Inc. (b)	478	8,341
Moog, Inc. - Class A	64	12,598
MTU Aero Engines AG	126	42,027
National Presto Industries, Inc.	21	2,067
Northrop Grumman Corp.	149	69,924
OSI Systems, Inc. (b)	35	5,860
QinetiQ Group PLC	1,071	5,570
RENK Group AG (b)	127	2,412
Rheinmetall AG	101	64,300
Rocket Lab USA, Inc. (b)	659	16,785
Rolls-Royce Holdings PLC (b)	11,446	81,476
RTX Corp.	639	73,945
Saab AB	735	15,525
Safran SA	357	78,434
Senior PLC	847	1,692
Spirit AeroSystems Holdings, Inc. - Class A (b)	268	9,133
Textron, Inc.	434	33,197
Thales SA	204	29,299
TransDigm Group, Inc.	57	72,235
Triumph Group, Inc. (b)	161	3,004
Virgin Galactic Holdings, Inc. (b)	245	1,441
		1,637,958

Software & Technology Services - 2.5%
Leidos Holdings, Inc.	310	44,659

Tech Hardware & Semiconductors - 3.1%
Hensoldt AG	133	4,753
Teledyne Technologies, Inc. (b)	106	49,198
		53,951
TOTAL COMMON STOCKS (Cost $1,796,955)		1,771,840

SHORT-TERM INVESTMENTS - 0.4%		Value
Money Market Funds - 0.4%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (c)	6,750	6,750
TOTAL SHORT-TERM INVESTMENTS (Cost $6,750)		6,750

TOTAL INVESTMENTS - 100.0% (Cost $1,803,705)		1,778,590
Other Assets in Excess of Liabilities - 0.0% (d)		384
TOTAL NET ASSETS - 100.0%		$1,778,974
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes Transatlantic Defense ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,771,840	$–	$–	$1,771,840
Money Market Funds	6,750	–	–	6,750
Total Investments	$1,778,590	$–	$–	$1,778,590

Refer to the Schedule of Investments for further disaggregation of investment categories.